Consolidated Statement of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr 117,853	SFr (63,785)	SFr (62,764)
Adjustments for:
Depreciation and amortization	2,388	2,565	2,887
Share-based compensation costs	5,088	4,085	2,932
Change in employee benefits	1,147	1,073	1,268
Income tax	0	2	(11)
Financial income	(1,859)	(191)	(367)
Financial expenses	619	556	4,816
Changes in working capital:
Change in other current assets	1,787	(4,445)	1,040
Change in trade and other receivables	25,264	(23,374)	(552)
Change in trade and other payables	(5,339)	1,656	3,395
Change in contract liability	(25,190)	(10,651)	17,560
Change in accrued expenses	(2,434)	2,290	1,037
Exchange (loss) gain on working capital positions	(98)	(144)	6
Interest paid	(646)	(583)	(219)
Income taxes paid	0	0	(2)
Other financial expense	(14)	(8)	(9)
Net cash from (used in) operating activities	118,566	(90,953)	(28,983)
Proceeds from investments in short-term time deposits	199,219	67,876	52,765
Investments in short-term time deposits	(299,417)	(88,876)	(73,397)
Acquisition of property, plant and equipment	(1,177)	(933)	(1,451)
Acquisition of intangible assets	(240)	(374)	(232)
Interest received	494	70	569
Net cash used in investing activities	(101,121)	(22,237)	(21,746)
Proceeds from issuance of new shares, net of transaction costs	0	51,493	113,613
Investments in treasury shares	(631)	0	0
Proceeds from exercise of stock options, net of transaction costs	250	267	840
Payment of lease liabilities	(1,189)	(1,179)	(1,251)
Net cash (used in) from financing activities	(1,570)	50,581	113,202
Exchange gain (loss) on cash positions	258	701	(4,464)
Net increase (decrease) in cash and cash equivalents	16,133	(61,907)	58,009
Cash and cash equivalents at January 1	71,813	133,721	75,712
Cash and cash equivalents at December 31	SFr 87,946	SFr 71,813	SFr 133,721